Loan Servicing - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loan Sales And Mortgage Servicing Rights [Line Items]
Servicing assets	$ 5,979,000		$ 5,957,000	$ 3,704,000
Loan servicing fees, net of amortization	(31,000)	$ 262,000	722,000	615,000	$ 272,000
Mortgage Loans
Loan Sales And Mortgage Servicing Rights [Line Items]
Servicing assets	2,751,000		$ 2,538,000	$ 1,184,000
Fair value discount rate			12.50%	12.50%
Fair value weighted average default rate			0.25%	0.25%
SBA
Loan Sales And Mortgage Servicing Rights [Line Items]
Servicing assets	$ 5,984,000		$ 5,915,000	$ 3,142,000
Fair value discount rate			8.50%	8.50%
Fair value weighted average default rate			0.98%
Minimum | Mortgage Loans
Loan Sales And Mortgage Servicing Rights [Line Items]
Fair value prepayment rate			20.00%	20.74%
Minimum | SBA
Loan Sales And Mortgage Servicing Rights [Line Items]
Fair value prepayment rate			11.40%	7.20%
Maximum | Mortgage Loans
Loan Sales And Mortgage Servicing Rights [Line Items]
Fair value prepayment rate			21.79%	22.90%
Maximum | SBA
Loan Sales And Mortgage Servicing Rights [Line Items]
Fair value prepayment rate			13.78%	12.80%